CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Cash	$ 1,038	$ 1,129	$ 2,514	$ 1,935
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	537	773
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	362	150
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 139	$ 206